Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use assets [Abstract]
Schedule of change in the ROU assets
	Leased copier $	Leased offices $	Total $
Balance, December 31, 2020	8,867	-	8,867
Additions	-	266,583	266,583
Depreciation	(5,451)	(27,642)	(33,093)
Currency translation adjustment	-	2,207	2,207
Balance, December 31, 2021	3,416	241,148	244,564
Additions	-	34,898	34,898
Depreciation	(3,416)	(88,311)	(91,727)
Currency translation adjustment	-	(2,121)	(2,121)
Balance, December 31, 2022	-	185,614	185,614

Schedule of change in the long-Term lease liability
	Leased copier $	Leased offices $	Total $
Balance, December 31, 2020	8,867	-	8,867
Additions		273,001	273,001
Accretion		7,471	7,471
Lease payments made	(5,451)	(32,137)	(37,588)
Currency translation adjustment		(2,242)	(2,242)
Balance, December 31, 2021	3,416	246,093	249,509
Additions		34,898	34,898
Accretion	77	15,157	15,234
Lease payments made	(3,493)	(103,953)	(107,446)
Currency translation adjustment	-	(11,767)	(11,767)
Balance, December 31, 2022	-	180,428	180,428
Less: current lease liability	-	(84,262)	(84,262)
Balance (Long Term), December 31, 2022	-	96,166	96,166

Schedule of undiscounted future lease payments
Year	$
2023		127,967
2024		81,267
2025		32,502
Total		241,736